Revenue - Performance Obligations (Details) $ in Millions	Dec. 31, 2018 USD ($)
Revenue from Contract with Customer [Abstract]
Remaining performance obligations	$ 36.6
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Expected performance obligation to be recognized	50.00%
Expected recognition period	12 months